UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital Management, L.L.C.
Address:          350 Madison Avenue, 9th Floor
                  New York, New York 10017


Form 13F File Number: 028-10823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay Petschek
Title:            Managing Member
Phone:            (212) 389-8240

Signature, Place, and Date of Signing:

     /s/ Jay Petschek         New York, New York          February 10, 2011
     --------------------     -------------------         -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     85

Form 13F Information Table Value Total:     $352,308 (thousands)


List of Other Included Managers:

   None.


                                                           FORM 13F INFORMATION TABLE
                                                           CORSAIR CAPITAL MANAGEMENT, L.L.C.
                                                           FOR QUARTER ENDED 12/31/10


    NAME OF ISSUER              TITLE OF        CUSIP        VALUE    SHARES/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
                                CLASS                        (X$1000) PRN AMT    CALL   DSCRETN   MANAGERS  SOLE     SHARED   NONE
AIR PRODS & CHEMS INC           COM             009158106     $1,819     20,000          SOLE                  20,000
ALPHA NATURAL RESOURCES         COM             02076X102     $5,446     90,725          SOLE                  90,725
AMERICAN WTR WKS CO INC         COM             030420103     $3,467    137,100          SOLE                 137,100
AMTRUST FINANCIAL SERVICES      COM             032359309     $5,282    301,833          SOLE                 301,833
AON                             COM             037389103    $24,431    531,000          SOLE                 531,000
ATLAS ENERGY INC                COM             049164205     $5,958    135,500          SOLE                 135,500
BANK OF NEW YORK MELLON         COM             064058100     $2,416     80,000          SOLE                  80,000
BARRICK GOLD                    COM             067901108     $1,171     22,016          SOLE                  22,016
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702     $1,802     22,500          SOLE                  22,500
BRIDGEPOINT EDUCATION           COM             10807M105       $872     45,900          SOLE                  45,900
BRIDGEPOINT EDUCATION           COM             10807M905       $380     20,000  CALL    SOLE                  20,000
CAPITALSOURCE REIT              COM             14055X102     $5,152    725,645          SOLE                 725,645
CF INDUSTRIES HOLDINGS          COM             125269100     $3,196     23,650          SOLE                  23,650
CHIQUITA BRANDS INTL INC        COM             170032809     $6,883    490,906          SOLE                 490,906
CIT GROUP INC                   COM             125581801     $1,413     30,000          SOLE                  30,000
CITIGROUP INC                   COM             172967101     $1,663    351,500          SOLE                 351,500
CLEARWATER PAPER CORP           COM             18538R103     $1,556     20,000          SOLE                  20,000
COCA COLA ENTERPRISES           COM             191219104       $591     23,613          SOLE                  23,613
COMCAST CL A                    COM             20030N101     $4,172    200,500          SOLE                 200,500
COMPANHIA DE SANEAMENTO BASICO  COM             20441A102     $1,322     25,000          SOLE                  25,000
COMPASS MINERALS INTERNATIONAL  COM             20451N101       $919     10,300          SOLE                  10,300
CPEX PHARMACEUTICALS            COM             12620N104       $513     20,905          SOLE                  20,905
CRAWF CL B                      COM             224633206       $250    102,796          SOLE                 102,796
DANA HOLDING CORP               COM             235825205     $4,791    278,400          SOLE                 278,400
DATA IO                         COM             237690102       $166     28,957          SOLE                  28,957
DUOYUAN PRINTING                COM             26605B109     $1,118    381,390          SOLE                 381,390
EARTHLINK INC                   COM             270321102     $4,913    571,300          SOLE                 571,300
ECHOSTAR CORP                   CL A            278768106     $3,657    146,445          SOLE                 146,445
EDISON INTL                     COM             281020107     $1,930     49,991          SOLE                  49,991
EXAMWORKS GROUP INC             COM             30066A105     $9,316    504,100          SOLE                 504,100
EXPEDIA INC DEL                 COM             30212P105    $10,719    427,227          SOLE                 427,227
FIDELITY NATL INFORMATION SV    COM             31620M106     $8,042    293,604          SOLE                 293,604
FIVE STAR QUALITY CARE INC      COM             33832D106       $124     17,500          SOLE                  17,500
FRANKLIN RESOURCES              COM             354613101     $1,946     17,500          SOLE                  17,500
FURIEX PHARMACEUTICALS          COM             36106P101       $624     43,162          SOLE                  43,162
GENERAL DYNAMICS                COM             369550108       $901     12,700          SOLE                  12,700
GLOBE SPECIALTY METALS INC      COM             37954N206    $27,259  1,595,011          SOLE               1,595,011
GOOGLE INC                      CL A            38259P508     $3,582      6,030          SOLE                   6,030
GREAT LAKES DREDGE & DOCK CO    COM             390607109     $1,702    231,000          SOLE                 231,000
HARVEST NATURAL RESOURCES       COM             41754V103     $3,056    251,088          SOLE                 251,088
INNOPHOS HOLDINGS               COM             45774N108    $19,452    539,143          SOLE                 539,143
ITERIS INC                      COM             46564t107        $18     10,000          SOLE                  10,000
KAPSTONE PAPER & PACKAGING      COM             48562P103    $12,407    810,908          SOLE                 810,908
KAR AUCTION SVCS INC            COM             48238T109     $9,059    656,419          SOLE                 656,419
KENDLE INTERNATIONAL INC        NOTE 3.375% 7/1 48880LAA5     $1,702  1,800,000          SOLE               1,800,000
KRAFT FOODS INC                 CL A            50075N104     $5,445    172,795          SOLE                 172,795
LIBERTY MEDIA CORP NEW          CAP COM SER A   53071M302     $2,514     40,190          SOLE                  40,190
LIFE TECHNOLOGIES               COM             53217V109     $1,110     20,000          SOLE                  20,000
LIVE NATION ENTERTAINMENT INC   COM             538034109     $7,041    616,549          SOLE                 616,549
LOEWS CORP                      COM             540424108     $4,731    100,400          SOLE                 100,400
LOOKSMART                       COM             543442503        $55     26,162          SOLE                  26,162
LSB INDUSTRIES                  COM             502160104     $4,609    190,000          SOLE                 190,000
LTX-CREDENCE                    COM             502403207     $1,184    160,051          SOLE                 160,051
LYONDELLBASELL INDUSTRIES       COM             N53745100    $26,525    771,071          SOLE                 771,071
MAIDEN HOLDINGS                 COM             560292104    $12,134  1,543,818          SOLE               1,543,818
MEDCATH CORP                    COM             58404W109     $2,533    181,570          SOLE                 181,570
META FINANCIAL GROUP            COM             59100U108       $326     23,631          SOLE                  23,631
MICROSOFT CORP                  COM             594918104       $837     30,000          SOLE                  30,000
NOVELL INC                      COM             670006105       $533     90,000          SOLE                  90,000
OCCIDENTAL PETROLEUM            COM             674599105     $1,991     20,300          SOLE                  20,300
PEPSICO INC                     COM             713448108     $2,262     34,630          SOLE                  34,630
PFIZER INC                      COM             717081103       $665     38,000          SOLE                  38,000
PHOTOMEDEX INC                  COM PAR $0.01   719358301     $1,523    256,412          SOLE                 256,412
PROVIDENCE & WORCESTER RR CO    COM             743737108       $312     18,621          SOLE                  18,621
READING INTERNATIONAL INC CL A  COM             755408101        $64     12,747          SOLE                  12,747
SCHWEITZER-MAUDUIT INTL INC     COM             808541106     $7,625    121,190          SOLE                 121,190
SEAHAWK DRILLING INC            COM             81201R107       $398     44,454          SOLE                  44,454
SIMULATIONS PLUS INC            COM             829214105        $51     18,801          SOLE                  18,801
SIX FLAGS ENTMT CORP NEW        COM             83001A102    $10,428    191,700          SOLE                 191,700
SLM CORP                        COM             78442P106       $567     45,000          SOLE                  45,000
SPDR GOLD TRUST                 GOLD SHS        78463V107     $7,788     56,140          SOLE                  56,140
SPDR S&P 500 ETF TR             UNIT SER 1 S&P  78462F103    $10,506     83,550          SOLE                  83,550
ST JOE CO                       COM             790148900       $437     20,000  CALL    SOLE                  20,000
TECK RESOURCES LTD              CL B            878742204     $6,440    104,150          SOLE                 104,150
TECO ENERGY INC                 COM             872375100     $1,979    111,186          SOLE                 111,186
TESSERA TECHNOLOGIES INC        COM             88164L100     $1,309     59,101          SOLE                  59,101
TIME WARNER INC                 COM             887317303     $5,016     75,959          SOLE                  75,959
TRINITY BIOTECH PLC             SPON ADR NEW    896438306     $1,974    224,072          SOLE                 224,072
URANERZ ENERGY CORP             COM             91688T104       $459    115,000          SOLE                 115,000
VIACOM INC                      COM             92553P102     $1,981     50,000          SOLE                  50,000
Walter Energy Inc               COM             93317Q105     $6,315     49,400          SOLE                  49,400
WESTELL TECHNOLOGIES INC        CL A            957541105        $82     25,000          SOLE                  25,000
WESTMORELAND COAL CO            COM             960878106     $2,407    241,604          SOLE                 241,604
WYNDHAM WORLDWIDE CORP          COM             98310W108     $2,595     86,600          SOLE                  86,600
XERIUM TECHNOLOGIES INC         COM             98416J118       $399     25,000          SOLE                  25,000

